Lease Transactions (Component of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
Lease receivables (undiscounted)	¥ 2,440,023	¥ 2,202,205
Adjustments:
Discounted unguaranteed residual value	7,509	7,772
Initial direct cost on sales type and direct financing leases	29,949	32,822
Deferred selling profit	(380,677)	(366,108)
Net investment in sales type and direct financing leases	¥ 2,096,804	¥ 1,876,691